Blue Chip Fund (Formerly, Blue Chip 35 Index Fund)
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 100.13%
Communication Services - 16.74%
Alphabet, Inc., Class A*	7,480	$ 8,691,386
Alphabet, Inc., Class C*	7,509	8,731,540
AT&T, Inc.	320,505	9,342,721
Comcast Corp., Class A	282,150	9,700,317
Facebook, Inc., Class A*	83,500	13,927,800
Verizon Communications, Inc.	189,039	10,157,065
Walt Disney Co. (The)	104,250	10,070,550

		70,621,379

Consumer Discretionary - 8.79%
Amazon.com, Inc.*	8,750	17,060,050
Home Depot, Inc. (The)	52,700	9,839,617
McDonald’s Corp.	61,450	10,160,758

		37,060,425

Consumer Staples - 11.21%
Coca-Cola Co. (The)	229,114	10,138,294
PepsiCo, Inc.	83,375	10,013,338
Procter & Gamble Co. (The)	149,806	16,478,660
Walmart, Inc.	93,769	10,654,034

		47,284,326

Energy - 5.08%
Chevron Corp.	147,595	10,694,734
Exxon Mobil Corp.	282,287	10,718,437

		21,413,171

Financials - 13.66%
Bank of America Corp.	623,308	13,232,829
Berkshire Hathaway, Inc., Class B*	55,850	10,211,056
Citigroup, Inc.	240,800	10,142,496
JPMorgan Chase & Co.	156,495	14,089,245
Wells Fargo & Co.	345,659	9,920,413

		57,596,039

Health Care - 9.86%
Johnson & Johnson	78,212	10,255,940
Merck & Co., Inc.	137,335	10,566,555
Pfizer, Inc.	322,374	10,522,287
UnitedHealth Group, Inc.	41,150	10,261,987

		41,606,769

Industrials - 9.58%
3M Co.	72,100	9,842,371
Boeing Co. (The)	69,750	10,402,515
United Parcel Service, Inc., Class B	109,563	10,235,375
United Technologies Corp.	105,010	9,905,593

		40,385,854

Industry Company		Shares	Value

Information Technology - 25.21%
Apple, Inc.		67,600	$ 17,190,004
Cisco Systems, Inc.		264,608	10,401,740
Intel Corp.		186,393	10,087,589
International Business Machines Corp.		94,717	10,506,957
Microsoft Corp.		107,545	16,960,922
Oracle Corp.		209,713	10,135,429
QUALCOMM, Inc.		210,900	14,267,385
Visa, Inc., Class A		104,050	16,764,536

			106,314,562

TOTAL COMMON STOCKS - 100.13%			422,282,525

(Cost $255,540,298)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	671	671

TOTAL MONEY MARKET FUND - 0.00%			671

(Cost $671)
TOTAL INVESTMENTS - 100.13%			$422,283,196
(Cost $255,540,969)
Liabilities in Excess of Other Assets - (0.13%)			(567,823)

NET ASSETS - 100.00%			$421,715,373

*	Non-income producing security.
^	Rate disclosed as of March 31, 2020.

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

Valuation Inputs
Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$422,282,525	$—	$—	$422,282,525
Money Market Fund	—	671	—	671

TOTAL	$422,282,525	$671	$—	$422,283,196

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

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